Annual Operating Expenses {- Fidelity® Municipal Money Market Fund} - 08.31 Fidelity Municipal Money Market Fund PRO-09 - Fidelity® Municipal Money Market Fund - Fidelity Municipal Money Market Fund-Default
	Oct. 30, 2021
Operating Expenses:
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.41%	[1]

[1]

(a)In order to avoid a negative yield, Fidelity Management & Research Company LLC (FMR) may reimburse expenses or waive fees of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that the fund will be able to avoid a negative yield.